Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: December 12, 2022

Payment Date	12/15/2022
Collection Period Start	11/1/2022
Collection Period End	11/30/2022
Interest Period Start	11/15/2022
Interest Period End	12/14/2022

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$117,623,765.19	$47,724,376.62	$69,899,388.57	0.207417	Aug-23
Class A-2a Notes	$586,800,000.00	$—	$586,800,000.00	1.000000	Sep-25
Class A-2b Notes	$126,400,000.00	$—	$126,400,000.00	1.000000	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,679,733,765.19	$47,724,376.62	$1,632,009,388.57

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,832,033,284.60	$1,779,480,578.35	0.861040
YSOC Amount	$147,551,735.12	$142,723,405.49
Adjusted Pool Balance	$1,684,481,549.48	$1,636,757,172.86
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$117,623,765.19	2.87200%	ACT/360	$281,512.88
Class A-2a Notes	$586,800,000.00	3.74000%	30/360	$1,828,860.00
Class A-2b Notes	$126,400,000.00	3.86771%	ACT/360	$407,398.79
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,679,733,765.19			$5,164,149.92

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,832,033,284.60	$1,779,480,578.35
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,684,481,549.48	$1,636,757,172.86
Number of Receivable Outstanding	83,889	82,966
Weight Average Contract Rate	3.57%	3.57%
Weighted Average Remaining Term (months)	56	55

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,457,679.97
Principal Collections	$52,333,230.84
Liquidation Proceeds	$71,198.00
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$57,862,108.81
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$57,862,108.81

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,526,694.40	$1,526,694.40	$—	$—	$56,335,414.41
Interest - Class A-1 Notes	$281,512.88	$281,512.88	$—	$—	$56,053,901.53
Interest - Class A-2a Notes	$1,828,860.00	$1,828,860.00	$—	$—	$54,225,041.53
Interest - Class A-2b Notes	$407,398.79	$407,398.79	$—	$—	$53,817,642.74
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$51,890,652.74
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$51,398,314.49
First Allocation of Principal	$—	$—	$—	$—	$51,398,314.49
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$51,330,706.16
Second Allocation of Principal	$4,976,592.33	$4,976,592.33	$—	$—	$46,354,113.83
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$46,280,172.16
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$27,280,172.16
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$27,194,672.16
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$8,194,672.16
Reserve Account Deposit Amount	$—	$—	$—	$—	$8,194,672.16
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$3,446,887.87
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,446,887.87
Remaining Funds to Certificates	$3,446,887.87	$3,446,887.87	$—	$—	$—
Total	$57,862,108.81	$57,862,108.81	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$147,551,735.12
Increase/(Decrease)	$(4,828,329.63)
Ending YSOC Amount	$142,723,405.49

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,684,481,549.48	$1,636,757,172.86
Note Balance	$1,679,733,765.19	$1,632,009,388.57
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	21	$219,475.41
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	18	$71,198.00
Monthly Net Losses (Liquidation Proceeds)			$148,277.41
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.10%
Current Collection Period			0.10%
Four-Month Average Net Loss Ratio			0.10%
Cumulative Net Losses for All Periods			$634,088.57
Cumulative Net Loss Ratio			0.03%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.08%	63	$1,499,010.80
60-89 Days Delinquent	0.02%	12	$319,383.76
90-119 Days Delinquent	0.01%	4	$130,515.86
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.11%	79	$1,948,910.42

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$37,067.12
Total Repossessed Inventory		3	$82,463.86

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		16	$449,899.62
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.02%
Preceding Collection Period			0.02%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.71	0.04%	28	0.03%